Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash	$ 13,623,849	$ 5,097,010
Accounts receivable, net	8,852,024	6,819,452
Accounts receivable - related party	353,513	373,339
Notes receivable, current	125,687	1,157,793
Prepayments	625,876	639,861
Due from related parties	675,623	763,977
Other current assets	1,128,262	1,297,995
Total current assets	25,384,834	$ 16,149,427
Restricted cash	500,000
Notes receivable, non-current	970,620
Property and equipment, net	4,087,832	$ 3,715,981
Other assets	41,729
Deferred tax assets, non-current	23,974
Total non-current assets	5,624,155	$ 3,715,981
Total assets	31,008,989	19,865,408
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	896,841	189,089
Accrued liabilities and other payables	2,746,992	2,224,301
Wages payable	2,803,294	2,041,226
Income taxes payable	1,014,595	477,740
Short term loans	$ 1,748,479	5,567,860
Due to related parties		2,422
Deferred tax liabilities, current	$ 35,273	181,482
Total current liabilities	$ 9,245,474	10,684,120
Deferred tax liabilities, non-current		4,450
Total non-current liabilities		4,450
Total liabilities	$ 9,245,474	10,688,570
Shareholders' equity
Common shares, $0.001 par value, 100,000,000 shares authorized, 18,329,600 and 15,929,600 shares issued and outstanding as of December 31, 2015 and 2014, respectively	18,330	15,930
Additional paid-in capital	11,178,774	2,684,150
Retained earnings	9,728,228	5,460,871
Statutory reserves	1,288,617	781,731
Accumulated other comprehensive income	(450,434)	234,156
Total shareholders' equity	21,763,515	9,176,838
Total liabilities and shareholders' equity	$ 31,008,989	$ 19,865,408